Fair value of financial instruments	12 Months Ended
Dec. 31, 2011
Fair value of financial instruments
22.	Fair value of financial instruments

The Bank determines the fair value of its financial instruments using the fair value hierarchy established in ASC Topic 820 - Fair Value Measurements and Disclosure, which requires the Bank to maximize the use of observable inputs (those that reflect the assumptions that market participants would use in pricing the asset or liability developed based on market information obtained from sources independent of the reporting entity) and to minimize the use of unobservable inputs (those that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances) when measuring fair value. Fair value is used on a recurring basis to measure assets and liabilities in which fair value is the primary basis of accounting. Additionally, fair value is used on a non-recurring basis to evaluate assets and liabilities for impairment or for disclosure purposes. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Depending on the nature of the asset or liability, the Bank uses some valuation techniques and assumptions when estimating fair value. The Bank applied the following fair value hierarchy:

Level 1 – Assets or liabilities for which an identical instrument is traded in an active market, such as publicly-traded instruments or futures contracts.

Level 2 – Assets or liabilities valued based on observable market data for similar instruments, quoted prices in markets that are not active; or other observable inputs that can be corroborated by observable market data for substantially the full term of the asset or liability.

Level 3 – Assets or liabilities for which significant valuation assumptions are not readily observable in the market; instruments measured based on the best available information, which might include some internally-developed data, and considers risk premiums that a market participant would require.

When determining the fair value measurements for assets and liabilities that are required or permitted to be recorded at fair value, the Bank considers the principal or most advantageous market in which it would transact and considers the assumptions that market participants would use when pricing the asset or liability. When possible, the Bank uses active and observable markets to price identical assets or liabilities. When identical assets and liabilities are not traded in active markets, the Bank uses observable market information for similar assets and liabilities. However, certain assets and liabilities are not actively traded in observable markets and the Bank must use alternative valuation techniques to determine the fair value measurement. The frequency of transactions, the size of the bid-ask spread and the size of the investment are factors considered in determining the liquidity of markets and the relevance of observed prices in those markets.

When there has been a significant decrease in the volume or level of activity for a financial asset or liability, the Bank uses the present value technique which considers market information to determine a representative fair value in usual market conditions.

A description of the valuation methodologies used for assets and liabilities measured at fair value on a recurring basis, including the general classification of such assets and liabilities under the fair value hierarchy is presented below:

Trading assets and liabilities and securities available-for-sale

When quoted prices are available in an active market, available-for-sale securities and trading assets and liabilities are classified in level 1 of the fair value hierarchy. If quoted market prices are not available or they are available in markets that are not active, then fair values are estimated based upon quoted prices of similar instruments, or where these are not available, by using internal valuation techniques, principally discounted cash flows models. Such securities are classified within level 2 of the fair value hierarchy.

Investment fund

The Fund is not traded in an active market and, therefore, representative market quotes are not readily available. Its fair value is adjusted on a monthly basis based on its financial results, its operating performance, its liquidity and the fair value of its long and short investment portfolio that are quoted and traded in active markets. Such investment is classified within level 2 of the fair value hierarchy.

Derivative financial instruments

The valuation techniques and inputs depend on the type of derivative and the nature of the underlying instrument. Exchange-traded derivatives that are valued using quoted prices are classified within level 1 of the fair value hierarchy.

For those derivative contracts without quoted market prices, fair value is based on internal valuation techniques using inputs that are readily observable and that can be validated by information available in the market. The principal technique used to value these instruments is the discounted cash flows model and the key inputs considered in this technique include interest rate yield curves and foreign exchange rates. These derivatives are classified within level 2 of the fair value hierarchy.

Adjustments for credit risk of the counterparty are applied to those derivative financial instruments where the internal credit risk rating of said counterparties deviates substantially from the credit risk implied by the London Interbank Offered rate (“LIBOR”). Not all counterparties have the same credit rating that is implicit in the LIBOR curve; therefore, it is necessary to take into account the current credit rating of the counterparty for the purpose of obtaining the true fair value of a particular instrument. In addition, adjustments to bilateral or own risk are adjusted to reflect the bank’s credit risk when measuring all liabilities at fair value. The methodology is consistent with the adjustments applied to generate the counterparty credit risk.

Financial instruments measured at fair value on a recurring basis by caption on the consolidated balance sheets using the fair value hierarchy are described below:

	2011
(In thousands of US$)			Internally
		Internally developed	developed models
		models with	with significant
	Quoted market	significant	unobservable	Total carrying
	prices in an active	observable market	market	value in the
	market	information	information	consolidated
	(Level 1)	(Level 2)	(Level 3)	balance sheets
Assets
Trading assets
Sovereign bonds	20,415	-	-	20,415
Cross-currency interest rate swaps	-	21	-	21
Total trading assets	20,415	21	-	20,436
Securities available –for-sale
Corporate debt	87,198	-	-	87,198
Sovereign debt	328,544	558	-	329,102
Total securities available-for-sale	415,742	558	-	416,300
Investment fund	-	120,425	-	120,425
Derivative financial instruments - receivable
Interest rate swaps	-	16	-	16
Cross-currency interest rate swaps	-	3,605	-	3,605
Forward foreign exchange	-	538	-	538
Total derivative financial instruments - receivable	-	4,159	-	4,159
Total assets at fair value	436,157	125,163	-	561,320

Liabilities
Trading liabilities
Interest rate swaps	-	748	-	748
Cross-currency interest rate swaps	-	4,836	-	4,836
Total trading liabilities	-	5,584	-	5,584
Derivative financial instruments - payable
Interest rate swaps	-	10,829	-	10,829
Cross-currency interest rate swaps	-	40,574	-	40,574
Forward foreign exchange	-	2,339	-	2,339
Total derivative financial instruments - payable	-	53,742	-	53,742
Total liabilities at fair value	-	59,326	-	59,326

	2010
(In thousands of US$)			Internally
		Internally developed	developed models
		models with	with significant
	Quoted market	significant	unobservable	Total carrying
	prices in an active	observable market	market	value in the
	market	information	information	consolidated
	(Level 1)	(Level 2)	(Level 3)	balance sheets
Assets
Trading assets
Sovereign bonds	45,058	-	-	45,058
Corporate bonds	5,354	-	-	5,354
Total trading assets	50,412	-	-	50,412
Securities available –for-sale
Corporate debt	67,888	-	-	67,888
Sovereign debt	285,362	-	-	285,362
Total securities available-for-sale	353,250	-	-	353,250
Investment fund	-	167,291	-	167,291
Derivative financial instruments - receivable
Interest rate swaps	-	591	-	591
Cross-currency interest rate swaps	-	1,431	-	1,431
Forward foreign exchange	-	81	-	81
Total derivative financial instruments - receivable	-	2,103	-	2,103
Total assets at fair value	403,662	169,394	-	573,056

Liabilities
Trading liabilities
Interest rate swaps	-	3,031	-	3,031
Cross-currency interest rate swaps	-	907	-	907
Total trading liabilities	-	3,938	-	3,938
Derivative financial instruments - payable
Interest rate swaps	-	27,236	-	27,236
Cross-currency interest rate swaps	-	25,781	-	25,781
Forward foreign exchange	-	12	-	12
Total derivative financial instruments - payable	-	53,029	-	53,029
Total liabilities at fair value	-	56,967	-	56,967

ASC Topic 825 - Financial Instruments requires disclosure of fair value of financial instruments including those assets and liabilities for which the Bank did not elect the fair value option. Bank’s management uses its best judgment in estimating the fair value of the Bank’s financial instruments; however, there are limitations in any estimation technique. The estimated fair value amounts have been measured as of their respective year-ends, and have not been re-expressed or updated subsequent to the dates of these consolidated financial statements. As such, the estimated fair values of these financial instruments subsequent to the respective reporting dates may be different than the amounts reported at each year-end.

The following information should not be interpreted as an estimate of the fair value of the Bank. Fair value calculations are only provided for a limited portion of the Bank’s financial assets and liabilities. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparison of fair value information of the Bank and other companies may not be meaningful for comparative analysis.

The following methods and assumptions were used by the Bank’s management in estimating the fair values of financial instruments whose fair value are not measured on a recurring basis:

Financial instruments with carrying value that approximates fair value

The carrying value of certain financial assets, including cash and due from banks, interest-bearing deposits in banks, customers’ liabilities under acceptances, accrued interest receivable and certain financial liabilities including customer’s demand and time deposits, securities sold under repurchase agreements, accrued interest payable, and acceptances outstanding, as a result of their short-term nature, are considered to approximate fair value.

Securities held-to-maturity

The fair value has been based upon current market quotations, where available. If quoted market prices are not available, fair value has been estimated based upon quoted price of similar instruments, or where these are not available, on discounted expected cash flows using market rates commensurate with the credit quality and maturity of the security.

Loans

The fair value of the loan portfolio, including impaired loans, is estimated by discounting future cash flows using the current rates at which loans would be made to borrowers with similar credit ratings and for the same remaining maturities, considering the contractual terms in effect as of December 31 of the relevant period.

Borrowings and short and long-term debt

The fair value of short-term and long-term debt and borrowings is estimated using discounted cash flow analysis based on the current incremental borrowing rates for similar types of borrowing arrangements, taking into account the changes in the Bank’s credit margin.

Commitments to extend credit, stand-by letters of credit, and financial guarantees written

The fair value of commitments is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates. The fair value of guarantees and letters of credit is based on fees currently charged for similar agreements which consider the counterparty risks.

The following table provides information on the carrying value and estimated fair value of the Bank’s financial instruments that are not measured on a recurring basis:

	December 31,
(In thousands of US$)	2011		2010
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Financial assets:
Instruments with carrying value that approximates fair value	882,762	882,762	495,037	495,037
Securities held-to-maturity	26,536	26,637	33,181	33,206
Loans, net of allowance	4,864,329	4,913,473	3,981,328	4,010,363

Financial liabilities:
Instruments with carrying value that approximates fair value	2,693,408	2,692,832	2,123,149	2,123,149
Short-term borrowings	1,323,466	1,319,350	1,095,400	1,092,265
Borrowings and long-term debt	1,487,548	1,441,919	1,075,140	1,047,031
Commitments to extend credit, standby letters of credit, and financial guarantees written	10,497	9,807	12,162	11,761